Promissory Note (Narrative II) (Details) (USD $)	0 Months Ended	12 Months Ended
	Apr. 24, 2013	Jul. 31, 2014	Jul. 31, 2013
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.65
Dividend yield		0.00%	0.00%
Volatility rate		108.00%	134.80%
Risk-free interest rate		0.45%	85.00%
Expected life		2 years 3 months 26 days	5 years 22 days
Troubled debt restructuring loss			$ 25,000
Gain on extinguishment of debt		727,000
Morrison And Foerster LLP [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase common stock			375,000
Exercise Price			$ 0.83
Fair value of warrants			245,000
Dividend yield			0.00%
Volatility rate			134.00%
Risk-free interest rate			0.35%
Expected life			5 years
Troubled debt restructuring loss			25,000
Interest Paid			174,000
Repayment of unsecured debt		500,000
Extinguishment of unsecured debt		1,227,000
Gain on extinguishment of debt		727,000
Amount paid under terms of the note		$ 28,000	$ 43,000